Statements of Changes in Member's Equity (Deficit) - Community Specialty Pharmacy, LLC [Member] - USD ($)	Member's Equity [Member]	Retained Earnings [Member]	Stockholders' Equity, Total [Member]
Balance at Dec. 31, 2015	$ 5,000	$ 189,387	$ 194,387
Capital contribution	14,111		14,111
Net Loss		(216,634)	(216,634)
Balance at Dec. 31, 2016	19,111	(27,247)	(8,136)
Capital contribution	22,165		22,165
Net Loss		(63,132)	(63,132)
Balance at Dec. 31, 2017	41,276	(90,379)	(49,103)
Capital contribution	18,000		18,000
Net Loss		97,373	97,373
Balance at Sep. 30, 2018	$ 59,276	$ 6,994	$ 66,270